Significant Accounting Policies - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Amortization of capitalized contract costs	$ 437,285	$ 398,174	$ 0
Total depreciation and amortization	543,440	514,082	329,255
Depreciation of property, plant and equipment
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	25,687	24,963	21,275
Amortization of subscriber acquisition costs
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	0	0	206,153
Amortization of definite-lived intangibles
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	$ 80,468	$ 90,945	$ 101,827